Commitments and Contingencies - Operating Lease Obligations Table (Details) - Western Gas Partners, LP [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
2019	$ 8,711
2020	2,236
2021	460
2022	467
2023	473
Thereafter	1,547
Total	$ 13,894